Deferred Income Tax Assets and Liabilities (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax Assets and Liabilities (Details) [Line Items]
Income tax relating to components of other comprehensive income	S/ 5,659,000	S/ 3,308,000	S/ 13,287,000
Tax loss carryforward	22,230,000	25,614,000
Other temporary differences [member]
Deferred Income Tax Assets and Liabilities (Details) [Line Items]
Increase (decrease) in deferred tax liability (asset)	S/ 80,357,000	S/ 83,822,000